Investment Securities Available for Sale	6 Months Ended	12 Months Ended	7 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	May 21, 2009 BankUnited, FSB and Subsidiaries
Investment Securities Available for Sale

Note 4   Investment Securities Available for Sale

Investment securities available for sale at June 30, 2011 and December 31, 2010 consisted of the following (in thousands):

	June 30, 2011
	Covered Securities				Non-Covered Securities
	Amortized	Gross Unrealized		Fair	Amortized	Gross Unrealized		Fair
	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value

U.S. Government agency and sponsored enterprise residential mortgage-backed securities	$—	$—	$—	$—	$1,706,861	$23,783	$(295)	$1,730,349
Resecuritized real estate mortgage investment conduits ("Re-Remics")	—	—	—	—	519,406	8,658	(470)	527,594
Private label residential mortgage backed securities and CMO's	177,242	52,971	(85)	230,128	120,941	2,266	(100)	123,107
Private label commercial mortgage backed securities	—	—	—	—	64,580	295	(97)	64,778
Non mortgage asset-backed securities	—	—	—	—	522,243	7,063	(808)	528,498
Mutual funds and preferred stocks	16,382	2,058	(629)	17,811	227,913	5,544	(700)	232,757
State and municipal obligations	—	—	—	—	24,036	202	(11)	24,227
Small Business Administration securities	—	—	—	—	281,912	730	(293)	282,349
Other debt securities	3,844	3,926	—	7,770	—	—	—	—
Total	$197,468	$58,955	$(714)	$255,709	$3,467,892	$48,541	$(2,774)	$3,513,659

	December 31, 2010
	Covered Securities				Non-Covered Securities
	Amortized	Gross Unrealized		Fair	Amortized	Gross Unrealized		Fair
	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value

U.S. Government agency and sponsored enterprise residential mortgage-backed securities	$—	$—	$—	$—	$1,282,757	$11,411	$(3,258)	$1,290,910
Resecuritized real estate mortgage investment conduits ("Re-Remics")	—	—	—	—	599,682	14,054	(1,105)	612,631
Private label residential mortgage backed securities and CMO's	181,337	61,679	(1,726)	241,290	138,759	2,906	(35)	141,630
Non mortgage asset-backed securities	—	—	—	—	407,158	1,908	(72)	408,994
Mutual funds and preferred stocks	16,382	57	(922)	15,517	120,107	3,402	(491)	123,018
State and municipal obligations	—	—	—	—	22,898	101	(39)	22,960
Small Business Administration securities	—	—	—	—	62,831	191	(131)	62,891
Other debt securities	3,695	3,066	—	6,761	—	—	—	—
Total	$201,414	$64,802	$(2,648)	$263,568	$2,634,192	$33,973	$(5,131)	$2,663,034

At June 30, 2011, maturities of investment securities available for sale, adjusted for anticipated prepayments of mortgage-backed and other pass-through securities, are shown below (in thousands):

	Amortized Cost	Fair Value

Due in one year or less	$724,038	$745,109
Due after one year through five years	1,334,347	1,371,705
Due after five years through ten years	857,704	876,844
Due after ten years	504,976	525,142
Mutual funds and preferred stocks with no stated maturity	244,295	250,568

Total	$3,665,360	$3,769,368

The following table provides information about gains and losses on the sale and exchange of investment securities available for sale for the periods indicated (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Proceeds from sale of investment securities available for sale	$66,401	$7,717	$69,347	$13,797

Gross realized gains	$102	$16	$106	$46
Gross realized losses	(2)	(41)	(3)	(45)
Loss on exchange of securities	—	(2,811)	—	(2,811)
Net realized gain (loss)	$100	$(2,836)	$103	$(2,810)

During the quarter ended June 30, 2010, the Company exchanged certain non-covered trust preferred securities for preferred stock of the same issuer to achieve higher returns and more favorable tax treatment. Based on the market value of the trust preferred securities at the time of the exchange, the Company recognized a gross realized loss of $2.8 million.

The carrying value of securities pledged as collateral for Federal Home Loan Bank ("FHLB") advances, public deposits, interest rate swaps, securities sold under agreements to repurchase and to secure borrowing capacity at the Federal Reserve Bank, totaled $869.8 million and $496.5 million at June 30, 2011 and December 31, 2010, respectively.

The following table presents the aggregate fair value and the aggregate amount by which amortized cost exceeds fair value for investment securities that are in unrealized loss positions at June 30, 2011 and December 31, 2010, aggregated by investment category and length of time that individual securities had been in a continuous unrealized loss position.  At December 31, 2010, all of the securities in unrealized loss positions had been in continuous unrealized loss positions for less than twelve months (in thousands):

	June 30, 2011
	Less than 12 Months		Greater than 12 Months		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

U.S. Government agency and sponsored enterprise residential mortgage backed securities	$123,379	$(295)	$—	$—	$123,379	$(295)
Resecuritized real estate mortgage investment conduits ("Re-Remics")	43,176	(99)	42,988	(371)	86,164	(470)
Private label residential mortgage backed securities and CMO's	17,125	(185)	1	—	17,126	(185)
Private label commercial mortgage backed securities	13,460	(97)	—	—	13,460	(97)
Non mortgage asset-backed securities	99,611	(808)	—	—	99,611	(808)
Mutual funds and preferred stocks	84,314	(1,329)	—	—	84,314	(1,329)
State and municipal obligations	3,824	(11)	—	—	3,824	(11)
Small Business Administration securities	140,893	(293)	—	—	140,893	(293)
Total	$525,782	$(3,117)	$42,989	$(371)	$568,771	$(3,488)

	December 31, 2010
	Less Than 12 Months
	Fair	Unrealized
	Value	Losses

U.S. Government agency and sponsored enterprise residential mortgage backed securities	$486,216	$(3,258)
Resecuritized real estate mortgage investment conduits ("Re-Remics")	59,408	(1,105)
Private label residential mortgage backed securities and CMO's	16,626	(1,761)
Non mortgage asset-backed securities	63,802	(72)
Mutual funds and preferred stocks	61,336	(1,413)
State and municipal obligations	6,144	(39)
Small Business Administration securities	24,108	(131)
Total	$717,640	$(7,779)

The Company monitors its investment securities available for sale for other than temporary impairment, or OTTI, on an individual security basis considering numerous factors including the Company's intent to sell securities in an unrealized loss position; the likelihood that the Company will be required to sell these securities before an anticipated recovery in value; the duration and severity of impairment; the earnings performance, credit rating, asset quality, and business prospects of the issuer; changes in the rating of the security; adverse changes in the regulatory, economic or technological environment; adverse changes in general market conditions in the geographic area or industry in which the issuer operates; and factors that raise concerns about the issuer's ability to continue as a going concern such as negative cash flows from operations, working capital deficiencies or non-compliance with statutory capital requirements or debt covenants. The relative significance of each of these factors varies depending on the circumstances related to each security.

None of the securities in unrealized loss positions at June 30, 2011 and December 31, 2010 were determined to be other-than-temporarily impaired. The Company does not intend to sell securities that are in unrealized loss positions and it is not more likely than not that the Company will be required to sell these securities before recovery of the amortized cost basis, which may be maturity. At June 30, 2011, forty-seven securities were in unrealized loss positions. The amount of impairment related to twelve of these securities was considered insignificant, totaling approximately $24,000 and no further analysis with respect to these securities was considered necessary. The basis for concluding that impairment of the remaining securities is not other-than-temporary is further described below:

U.S. Government agency and sponsored enterprise mortgage backed securities and Small Business Administration securities:

At June 30, 2011, six U.S. Government agency and sponsored enterprise mortgage backed securities and five U.S. Small Business Administration securities were in unrealized loss positions. All of these securities had been in unrealized loss positions for less than twelve months.  The amount of impairment of each of the individual securities is less than 1% of amortized cost. The timely payment of principal and interest on these securities is explicitly or implicitly guaranteed by the U.S. Government. Given the limited severity and duration of impairment and the expectation of timely payment of principal and interest, the impairments are considered to be temporary.

Private label mortgage backed securities and CMO's and Re-Remics:

At June 30, 2011, nine private label mortgage-backed securities and Resecuritized real estate mortgage investment conduits ("Re-Remics") were in unrealized loss positions. These securities were assessed for OTTI using third-party developed credit and prepayment behavioral models and CUSIP level constant default rates, voluntary prepayment rates and loss severity and delinquency assumptions. The results of this evaluation were not indicative of credit losses related to any of these securities as of June 30, 2011. Two of these securities have been in unrealized loss positions for thirteen months; the amount of impairment of each of these securities is less than 2% of amortized cost.  The remaining securities have been in unrealized loss positions for less than twelve months; the amount of impairment of each of these securities is less than 5% of amortized cost.  Given the limited severity and duration of impairment and the expectation of timely recovery of outstanding principal, the impairments are considered to be temporary.

Private label commercial mortgage backed securities

At June 30, 2011, one private label commercial mortgage backed security was in an unrealized loss position.  This security had been in an unrealized loss position for one month and the amount of impairment was less than 1% of amortized cost.  The security was further assessed for OTTI using a discounted cash flow model.  The results of this analysis were not indicative of expected credit losses.  Given the limited severity and duration of impairment and the expectation of timely repayment of outstanding principal and interest, the impairment is considered to be temporary.

Non-mortgage asset backed securities:

At June 30, 2011, six non-mortgage asset backed securities were in unrealized loss positions. These securities had been in continuous unrealized loss positions for less than twelve months at June 30, 2011 and the amount of impairment was 3% or less of amortized cost basis for each of the securities. These securities were assessed for OTTI using a third-party developed credit and prepayment behavioral model and CUSIP level constant default rates, voluntary prepayment rates and loss severity and delinquency assumptions. The results of this evaluation were not indicative of credit losses related to these securities as of June 30, 2011. Given the limited severity and duration of impairment and the expectation of timely recovery of outstanding principal, the impairments are considered to be temporary.

Mutual funds and preferred stock:

At June 30, 2011, eight mutual fund and preferred stock investments were in unrealized loss positions, including two positions in mutual funds and six positions in financial institution preferred stocks. Impairment of the mutual fund positions has been driven primarily by increases in intermediate term interest rates.  These investments have been in continuous unrealized loss positions for less than twelve months at June 30, 2011 and the severity of impairment is 4% or less of cost basis. The severity of impairment of both of these positions declined during the three months ended June 30, 2011.  The majority of the underlying holdings of the mutual funds are either explicitly or implicitly guaranteed by the U.S. Government.

The financial institution preferred stocks have been in continuous unrealized loss positions for less than three months and the severity of impairment of individual securities is less than 3% of amortized cost basis. All of the preferred stock holdings are investment grade; the issuing institutions are well capitalized and reporting positive earnings. Given the limited duration and severity of impairment, management's evaluation of the financial condition of the preferred stock issuers, the rating of these investments and the nature of the assets underlying the mutual fund investments, these impairments are considered to be temporary.

Note 3 Investment Securities Available for Sale

        Investment securities available for sale at December 31, 2010 and 2009 consisted of the following (in thousands):

	December 31, 2010
	Covered Securities				Non-Covered Securities
		Gross Unrealized				Gross Unrealized
	Amortized Cost			Fair Value	Amortized Cost			Fair Value
		Gains	Losses			Gains	Losses
U.S. Government agency and sponsored enterprise residential mortgage-backed securities	$—	$—	$—	$—	$1,282,757	$11,411	$(3,258)	$1,290,910
Resecuritized real estate mortgage investment conduits ("Re-Remics")	—	—	—	—	599,682	14,054	(1,105)	612,631
Private label residential mortgage backed securities and CMO's	181,337	61,679	(1,726)	241,290	138,759	2,906	(35)	141,630
Non mortgage asset-backed securities	—	—	—	—	407,158	1,908	(72)	408,994
Mutual funds and preferred stocks	16,382	57	(922)	15,517	120,107	3,402	(491)	123,018
State and municipal obligations	—	—	—	—	22,898	101	(39)	22,960
Small Business Administration securities	—	—	—	—	62,831	191	(131)	62,891
Other debt securities	3,695	3,066	—	6,761	—	—	—	—

Total	$201,414	$64,802	$(2,648)	$263,568	$2,634,192	$33,973	$(5,131)	$2,663,034

	December 31, 2009
	Covered Securities				Non-Covered Securities
		Gross Unrealized				Gross Unrealized
	Amortized Cost			Fair Value	Amortized Cost			Fair Value
		Gains	Losses			Gains	Losses
U.S. Treasury securities	$—	$—	$—	$—	$10,066	$6	$—	$10,072
U.S. Government agency and sponsored enterprise residential mortgage-backed securities	—	—	—	—	1,288,277	3,581	(3,215)	1,288,643
Resecuritized real estate mortgage investment conduits ("Re-Remics")	—	—	—	—	478,731	1,007	(4,735)	475,003
Private label residential mortgage backed securities and CMO's	201,149	51,285	(480)	251,954	118,616	—	(4,062)	114,554
Non mortgage asset-backed securities	—	—	—	—	30,000	—	—	30,000
Mutual funds and preferred stocks	18,094	338	(698)	17,734	25,250	661	(122)	25,789
State and municipal obligations	—	—	—	—	22,964	143	(1)	23,106
Other debt securities	3,331	2,707	—	6,038	250	—	—	250

Total	$222,574	$54,330	$(1,178)	$275,726	$1,974,154	$5,398	$(12,135)	$1,967,417

        At December 31, 2010, investment securities available for sale by contractual maturity, adjusted for anticipated prepayments of mortgage-backed and other pass-through securities, are shown below (in thousands):

	Amortized Cost	Fair Value
Due in one year or less	$766,730	$791,221
Due after one year through five years	1,320,588	1,361,728
Due after five years through ten years	417,215	429,929
Due after ten years	194,584	205,189
Mutual funds and preferred stocks	136,489	138,535

Total	$2,835,606	$2,926,602

        Based on the Company's proprietary model and prepayment assumptions, the weighted average life of the mortgage-backed securities portfolio as of December 31, 2010 was 4.02 years. The model results are based on assumptions that may differ from the eventual outcome.

        During the year ended December 31, 2010, the Company exchanged certain non-covered trust preferred securities for preferred stock of the same issuer to achieve higher returns and more favorable tax treatment. Based on the market value of the trust preferred securities at the time of the exchange, the Company recognized a gross realized loss of $2.8 million. Proceeds from sale of investment securities available for sale during the year ended December 31, 2010 amounted to $222.0 million, resulting in gross realized losses of $48.3 thousand and gross realized gains of $1.9 million. Proceeds from sale of investment securities available for sale during the period ended December 31, 2009 amounted to $9.3 million, resulting in gross realized losses of $381 thousand and gross realized gains of $44 thousand.

        The carrying value of securities pledged as collateral for Federal Home Loan Bank advances, public deposits, interest rate swaps, securities sold under agreements to repurchase and to secure borrowing capacity at the Federal Reserve Bank, totaled $496.5 million and $618.0 million at December 31, 2010 and December 31, 2009, respectively.

        At December 31, 2010, the portfolio of Re-Remics includes securities issued by a single issuer with a carrying value of $333.6 million.

        The following table presents the aggregate fair value and the aggregate amount by which amortized cost exceeds fair value for investment securities that are in unrealized loss positions at December 31, 2010 and 2009. All of the securities in unrealized loss positions had been in continuous unrealized loss positions for less than twelve months at December 31, 2010 and 2009 (in thousands):

	December 31, 2010		December 31, 2009
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government agency and sponsored enterprise residential mortgage-backed securities	$486,216	$(3,258)	$812,669	$(3,215)
Resecuritized real estate mortgage investment conduits ("Re-Remics")	59,408	(1,105)	340,846	(4,735)
Private label residential mortgage backed securities and CMO's	16,626	(1,761)	115,872	(4,542)
Non mortgage asset-backed securities	63,802	(72)	—	—
Mutual funds and preferred stocks	61,336	(1,413)	27,257	(820)
State and municipal obligations	6,144	(39)	1,109	(1)
Small Business Administration securities	24,108	(131)	—	—

Total	$717,640	$(7,779)	$1,297,753	$(13,313)

        The Company monitors its investment securities available for sale for other than temporary impairment, or OTTI, on an individual security basis considering numerous factors including the Company's intent to sell securities in an unrealized loss position; the likelihood that the Company will be required to sell these securities before an anticipated recovery in value; the duration and severity of impairment; the earnings performance, credit rating, asset quality, and business prospects of the issuer; adverse changes in the regulatory, economic or technological environment; adverse changes in general market conditions in the geographic area or industry in which the issuer operates; and factors that raise concerns about the issuer's ability to continue as a going concern such as negative cash flows from operations, working capital deficiencies or non-compliance with statutory capital requirements or debt covenants. The relative significance of each of these factors varies depending on the circumstances related to each security.

        None of the securities in unrealized loss positions at December 31, 2010 or 2009 were determined to be other-than-temporarily impaired. The Company does not intend to sell securities that are in unrealized loss positions and it is not more likely than not that the Company will be required to sell these securities before recovery of the amortized cost basis, which may be maturity. At December 31, 2010, sixty-one securities were in unrealized loss positions. The amount of impairment related to twenty-two of these securities was considered insignificant, totaling approximately $35,000 and no further analysis with respect to these securities was considered necessary. The basis for concluding that impairment of the remaining securities is not other-than-temporary is further described below:

U.S. Government agency and sponsored enterprise mortgage-backed securities and Small Business Administration securities:

        At December 31, 2010, twenty-one U.S. Government agency and sponsored enterprise mortgage-backed securities and U.S. Small Business Administration securities were in unrealized loss positions. None of these securities have been in unrealized loss positions for more than twelve months and the amount of impairment of individual securities is less than 3% of amortized cost. The timely payment of principal and interest on these securities is explicitly or implicitly guaranteed by the U.S. Government.

Given the limited severity and duration of impairment and the expectation of timely payment of principal and interest, the impairments are considered to be temporary.

Private label mortgage-backed securities and CMO's and Re-Remic's:

        At December 31, 2010, eight private label mortgage-backed securities and Re-Remic's were in unrealized loss positions. These securities were assessed for OTTI using third-party developed credit and prepayment behavioral models and CUSIP level constant default rates, voluntary prepayment rates and loss severity and delinquency assumptions. The results of this evaluation were not indicative of credit losses related to any of these securities as of December 31, 2010. None of these securities have been in continuous unrealized loss positions for more than 12 months. Given the limited duration of impairment and the expectation of timely recovery of outstanding principal, the impairments are considered to be temporary.

Non-mortgage asset backed securities:

        At December 31, 2010, one non-mortgage asset backed security was in an unrealized loss position. This security had been in a continuous unrealized loss position for one month at December 31, 2010 and the amount of impairment was less than 1% of its amortized cost basis. This security was assessed for OTTI using a third-party developed credit and prepayment behavioral model and CUSIP level constant default rates, voluntary prepayment rates and loss severity and delinquency assumptions. The results of this evaluation were not indicative of credit losses related to this security as of December 31, 2010. Given the limited severity and duration of impairment and the results of the third party assessment, the impairment is considered to be temporary.

Mutual funds and preferred stock:

        At December 31, 2010, eight mutual fund and preferred stock investments were in unrealized loss positions, including three positions in mutual funds, four positions in FNMA and FHLMC preferred stock, and one position in preferred stock of a financial institution. All of the underlying holdings of the mutual funds in which the Company has positions are either explicitly or implicitly guaranteed by the U.S. Government. These investments have been in continuous unrealized loss positions for four months or less at December 31, 2010 and the severity of impairment is less than 4% of cost basis. All of the FNMA and FHLMC preferred stock positions have been in continuous unrealized loss positions for less than twelve months and the severity of impairment is less than 2% of cost basis. The financial institution preferred stock had been in an unrealized loss position for three months at December 31, 2010 and the amount of impairment was less than 1% of the Company's cost basis. The security is investment grade and the issuer is well capitalized and reported positive earnings as of September 30, 2010. Given the limited duration and severity of impairment, the nature of the assets underlying the mutual fund investments and the rating and assessment of the financial position of the financial institution issuer, these impairments are considered to be temporary.

State and municipal obligations:

        At December 31, 2010, one state and municipal obligation was in an unrealized loss position. The security was rated Aa1 by Moody's and AA+ by Standard & Poors and had been in an unrealized loss position for 3 months. Impairment totaled less than 3% of the Company's amortized cost basis. Given the limited duration and severity of impairment and the rating of the bond, the impairment is considered temporary.

        The fair values of the Company's investment securities could decline in the future if the underlying performance of the collateral for the residential mortgage-backed securities or other securities deteriorates and the Company's credit enhancement levels do not provide sufficient protection for the Company's contractual principal and interest payments.

Note 2 Investment Securities Available for Sale

        Investment securities available for sale at May 21, 2009 are summarized as follows (in thousands):

	May 21, 2009
		Gross Unrealized
	Amortized Cost	Gains	Losses	Fair Value
U.S. Treasury securities	$35,167	$261	$(5)	$35,423
U.S. Government agencies and sponsored enterprises mortgage-backed securities	224,587	4,294	(1,002)	227,879
Other collateralized mortgage obligations	3,371	—	(1,586)	1,785
Mortgage pass-through certificates	323,829	—	(93,738)	230,091
Mutual funds and preferred stocks	18,241	230	(377)	18,094
State and Municipal obligations	22,671	33	(8)	22,696
Other debt securities	4,317	—	(1,341)	2,976

Total	$632,183	$4,818	$(98,057)	$538,944

        Investment securities available for sale at May 21, 2009 by contractual maturity, and adjusted for anticipated prepayments, are shown below (in thousands):

	May 21, 2009
	Amortized Cost	Fair Value
Due in one year or less	$159,964	$139,782
Due after one year through five years	272,567	229,362
Due after five years through ten years	92,254	77,346
Due after ten years	89,157	74,360
Mutual funds and preferred stock	18,241	18,094

Total	$632,183	$538,944

        Based on BankUnited's proprietary model and assumptions, the weighted average life of the mortgage-backed securities portfolio as of May 21, 2009 was 4.87 years. The model results are based on assumptions that may differ from the eventual outcome.

        The Bank monitors its investment securities available for sale for OTTI. Impairment is evaluated on an individual security basis considering numerous factors, and their relative significance varies depending on the situation. The following table shows aggregate fair value and the aggregate amount by which cost exceeds fair value of investments that are in a loss position at May 21, 2009 (in thousands):

	May 21, 2009
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for sale securities:
U.S. Treasury securities	$5,005	$(5)	$—	$—	$5,005	$(5)
U.S. Government agencies and sponsored enterprises mortgage-backed securities	26,417	(946)	3,199	(56)	29,616	(1,002)
Other collateralized mortgage obligations	1,340	(1,464)	445	(122)	1,785	(1,586)
Mortgage pass-through certificates	10,123	(8,481)	176,440	(85,257)	186,563	(93,738)
Mutual funds and preferred stocks	17,307	(377)	—	—	17,307	(377)
State and municipal obligations	3,841	(8)	—	—	3,841	(8)
Other debt securities	1,676	(1,341)	—	—	1,676	(1,341)

Total	$65,709	$(12,622)	$180,084	$(85,435)	$245,793	$(98,057)

        Management has completed an assessment of each security with unrealized losses for impairment. The following describes the basis under which the Bank has evaluated OTTI.

U.S. Government Agencies and Sponsored Enterprises Mortgage-backed Securities ("MBS"):

        The unrealized losses associated with U.S. Government agencies and Sponsored Enterprises MBS are primarily driven by changes in interest rates and not due to credit losses. These securities do not have any OTTI given the explicit or implicit government guarantee. There was no OTTI as of May 21, 2009, and September 30, 2008, respectively.

Other Collateralized Mortgage Obligations ("CMO") and Mortgage Pass-Through Certificates:

        These securities are assessed for impairment using a third party developed model, and proprietary behavioral assumptions using default and loss severity levels, and Voluntary Annual Prepayment Rates ("VPRs"). Based upon its assessment of the unrealized losses associated with these securities, management concluded that OTTI of $55.6 million and $95.1 million existed during the period ended May 21, 2009 and the year ended September 30, 2008, respectively. The Bank considers the remaining unrealized losses in this portfolio as of May 21, 2009 to be temporary.

Mutual Funds and Preferred Stock:

        The Bank evaluates its investment in mutual funds for OTTI based on the quoted market value per share. The preferred stock in the investment portfolio was issued by U.S. Government sponsored enterprises. Based upon its assessment of the securities, management concluded that OTTI of $6.6 million and $45.9 million existed during the period ended May 21, 2009, and the year ended September 30, 2008, respectively. The Bank considers the remaining decline in the value of investment securities classified as available for sale as of May 21, 2009, and September 30, 2008 to be temporary.

State and Municipal Obligations:

        The unrealized losses associated with securities of State and municipal obligations are primarily driven by changes in interest rates and are not due to the credit quality of the securities. These investments are primarily investment grade. The securities were generally underwritten in accordance with the Bank's own investment standards prior to the decision to purchase, without relying on a bond issuer's guarantee in making the investment decision. These investments will continue to be monitored as part of the Bank's ongoing impairment analysis, but are expected to perform in accordance with terms, even if the rating agencies reduce the credit rating of the bond issuers. As a result, the Bank expects to recover the entire amortized cost basis of these securities.

Other Debt Securities:

        These securities are assessed for impairment using a third party developed model, and proprietary behavioral assumptions using default and loss severity levels, and Voluntary Annual Prepayment Rates ("VPRs"). Based upon its assessment of the securities, management concluded that OTTI of $6.4 million and $1.0 million existed during the period ended May 21, 2009 and the year ended September 30, 2008, respectively.

        For the remaining unrealized losses, the Bank believes that these securities will recover their losses in the foreseeable future and management has the intent and ability to hold the securities until the price recovers.

        The fair values of the Bank's investment securities could decline in the future if the underlying performance of the collateral for the residential MBS or other securities deteriorate and the Bank's credit enhancement levels do not provide sufficient protection to the Bank's contractual principal and interest. As a result, there is a risk that OTTI may occur in the future.

        Proceeds from sales of investment securities were $9.8 million and $124.4 million for the period from October 1, 2008 through May 21, 2009, and for the fiscal year ended September 30, 2008, respectively. Realized gains from these sales were $371.9 thousand for the fiscal year ended September 30, 2008. There were no gains recognized during the period from October 1, 2008 through May 21, 2009. Realized losses from these sales were $38.9 thousand and $1.8 million for the period from October 1, 2008 through May 21, 2009, and for the fiscal year ended September 30, 2008, respectively.

        As part of the Bank's liquidity management strategy, the Bank pledges securities to secure borrowings from the FHLB. The Bank also pledges securities to collateralize public deposits and securities sold under agreements to repurchase and due to the Federal Reserve. The carrying value of pledged securities totaled $474.8 million at May 21, 2009.